Change in Accounting Treatment (Details) - Schedule of accounting treatment on the balance sheet - TINGO, INC. [Member] - USD ($)	9 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Goodwill	$ (3,694,107,417,000)	$ (3,694,107,417,000)	$ (3,694,107,417,000)
Capitalized Acquisition Expenses	(111,360,000,000)
Additional Paid in Capital	4,170,398,451,000	$ 4,170,398,451,000	4,170,398,451,000
Accumulated Surplus	(397,390,240,000)		$ (458,538,770)	$ (316,568,435)
Translation Reserve	$ 32,459,205,000